Derivative Financial Instruments - Summary of Derivative Financial Instruments at Notional Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 5,929,533	$ 5,334,215
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	4,592,377	4,124,101
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	130,310	127,595
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	38,643	33,019
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	33,316	34,655
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	538,077	330,433
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,852,031	3,598,399
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	145,296	130,997
Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	130,310	127,595
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	11,287	3,402
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,699
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	513,136	509,220
Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,356	29,617
Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	29,617	34,655
Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	8,184	11,407
Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	447,979	433,541
Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,933,945	3,483,884
Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	529,893	319,026
Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,404,052	3,164,858
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,046,651	956,367
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	8,368	7,476
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	45,576	42,545
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	45,353	41,804
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	452,501	397,994
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	494,853	466,548
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,471	7,560
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	8,368	7,476
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	686	48
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	417	36
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,011,456	920,921
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	44,890	42,497
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	44,936	41,768
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	452,501	397,994
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	469,129	438,662
Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	25,724	27,886
Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	25,724	27,886
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	290,505	253,747
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	132,690	123,305
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	26,731	29,866
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	131,084	100,576
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	109,511	98,399
Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	40,095	43,323
Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	69,416	55,076
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	172,530	144,058
Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	92,595	79,982
Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	18,678	18,902
Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	61,257	45,174
Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	8,464	11,290
Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	8,053	10,964
Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	411	326
Trading derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,538,104	5,082,978
Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	4,308,049	3,957,433
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	145,296	130,997
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	130,310	127,595
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	11,287	3,402
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,699
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	478,418	478,740
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,356	29,617
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	29,617	34,655
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	8,184	11,407
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	413,261	403,061
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,684,335	3,347,696
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	529,893	319,026
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,154,442	3,028,670
Trading derivatives [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	940,276	872,554
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,471	7,560
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	8,368	7,476
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	686	48
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	417	36
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	905,081	837,108
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	44,890	42,497
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	44,936	41,768
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	383,708	340,614
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	431,547	412,229
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	25,724	27,886
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	25,724	27,886
Trading derivatives [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	289,779	252,991
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	109,511	98,399
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	40,095	43,323
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	69,416	55,076
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	171,804	143,302
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	91,869	79,226
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	18,678	18,902
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	61,257	45,174
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	8,464	11,290
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	8,053	10,964
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	411	326
Hedging derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	391,429	251,237
Hedging derivative [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	284,328	166,668
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	34,718	30,480
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	34,718	30,480
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	249,610	136,188
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	249,610	136,188
Hedging derivative [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	106,375	83,813
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	106,375	83,813
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	68,793	57,380
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	37,582	26,433
Hedging derivative [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	726	756
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	726	756
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 726	$ 756